Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SUNAMERICA SERIES TRUST
Entity Central Index Key	0000892538
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
SA Wellington Strategic Multi-Asset Portfolio - Class 3
Shareholder Report [Line Items]
Fund Name	SA Wellington StrategicMulti-Asset Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus . You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last
six
months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Strategic Multi-Asset Portfolio (Class 3)*	$54.95	1.06%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized

Expenses Paid, Amount	$ 54.95	[1]
Expense Ratio, Percent	1.06%	[1],[2]
Net Assets	$ 168,000,000
Holdings Count | Holding	684
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$ 168M
Total number of portfolio holdings	684
Total net advisory fee paid	$ 0.5M
Portfolio turnover rate during the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Foreign Government Obligations	15.8%
U.S. Government & Agency Obligations	13.3%
Internet	9.2%
Semiconductors	6.8%
Software	6.2%
Banks	4.2%
Pharmaceuticals	4.1%
Computers	2.6%
Diversified Financial Services	2.5%
Short-Term Investments	2.4%
Aerospace/Defense	2.4%
Healthcare-Services	2.0%
Commercial Services	1.9%
Mining	1.8%
Cosmetics/Personal Care	1.7%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
SA Wellington Strategic Multi-Asset Portfolio - Class 1
Shareholder Report [Line Items]
Fund Name	SA Wellington StrategicMulti-Asset Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus . You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last
six
months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Strategic Multi-Asset Portfolio (Class 1)*	$42.03	0.81%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized

Expenses Paid, Amount	$ 42.03	[1]
Expense Ratio, Percent	0.81%	[1],[2]
Net Assets	$ 168,000,000
Holdings Count | Holding	684
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$ 168M
Total number of portfolio holdings	684
Total net advisory fee paid	$ 0.5M
Portfolio turnover rate during the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Foreign Government Obligations	15.8%
U.S. Government & Agency Obligations	13.3%
Internet	9.2%
Semiconductors	6.8%
Software	6.2%
Banks	4.2%
Pharmaceuticals	4.1%
Computers	2.6%
Diversified Financial Services	2.5%
Short-Term Investments	2.4%
Aerospace/Defense	2.4%
Healthcare-Services	2.0%
Commercial Services	1.9%
Mining	1.8%
Cosmetics/Personal Care	1.7%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
SA Wellington Government and Quality Bond Portfolio - Class 3
Shareholder Report [Line Items]
Fund Name	SA Wellington Governmentand Quality Bond Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus . You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $
10,000
investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Government and Quality Bond Portfolio (Class 3)*	$41.15	0.83%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized

Expenses Paid, Amount	$ 41.15	[1]
Expense Ratio, Percent	0.83%	[1],[2]
Net Assets	$ 1,215,000,000
Holdings Count | Holding	665
Advisory Fees Paid, Amount	$ 3,300,000
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$ 1,215M
Total number of portfolio holdings	665
Total net advisory fee paid	$ 3.3M
Portfolio turnover rate during the reporting period	56%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Portfolio Composition
(% of net assets)
Credit Quality
*

(% of total debt issues)
* Amounts
presented
exclude short-term securities. The ratings source is
Moody's
.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
SA Wellington Government and Quality Bond Portfolio - Class 2
Shareholder Report [Line Items]
Fund Name	SA Wellington Governmentand Quality Bond Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus . You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $
10,000
investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Government and Quality Bond Portfolio (Class 2)*	$36.19	0.73%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized

Expenses Paid, Amount	$ 36.19	[1]
Expense Ratio, Percent	0.73%	[1],[2]
Net Assets	$ 1,215,000,000
Holdings Count | Holding	665
Advisory Fees Paid, Amount	$ 3,300,000
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$ 1,215M
Total number of portfolio holdings	665
Total net advisory fee paid	$ 3.3M
Portfolio turnover rate during the reporting period	56%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Portfolio Composition
(% of net assets)
Credit Quality
*

(% of total debt issues)
* Amounts
presented
exclude short-term securities. The ratings source is
Moody's
.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
SA Wellington Government and Quality Bond Portfolio - Class 1
Shareholder Report [Line Items]
Fund Name	SA Wellington Governmentand Quality Bond Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus . You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $
10,000
investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Government and Quality Bond Portfolio (Class 1)*	$ 28.77	0.58%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized

Expenses Paid, Amount	$ 28.77	[1]
Expense Ratio, Percent	0.58%	[1],[2]
Net Assets	$ 1,215,000,000
Holdings Count | Holding	665
Advisory Fees Paid, Amount	$ 3,300,000
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,215M
Total number of portfolio holdings	665
Total net advisory fee paid	$3.3M
Portfolio turnover rate during the reporting period	56%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Portfolio Composition
(% of net assets)
Credit Quality
*

(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is
Moody's
.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
SA Wellington Capital Appreciation Portfolio - Class 3
Shareholder Report [Line Items]
Fund Name	SA Wellington CapitalAppreciation Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus . You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000
investment
)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 3)*	$54.73	0.97%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized

Expenses Paid, Amount	$ 54.73	[1]
Expense Ratio, Percent	0.97%	[1],[2]
Net Assets	$ 2,154,000,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 7,200,000
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,154M
Total number of portfolio holdings	55
Total net advisory fee paid	$7.2M
Portfolio turnover rate during the reporting period	72%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	24.1%
Semiconductors	22.2%
Computers	15.2%
Software	7.7%
Pharmaceuticals	6.0%
Healthcare-Products	3.9%
Entertainment	2.2%
Telecommunications	2.2%
Diversified Financial Services	2.1%
Leisure Time	1.8%
Media	1.6%
Apparel	1.2%
Cosmetics/Personal Care	1.2%
Miscellaneous Manufacturing	1.2%
Distribution/Wholesale	1.1%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
SA Wellington Capital Appreciation Portfolio - Class 2
Shareholder Report [Line Items]
Fund Name	SA Wellington CapitalAppreciation Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus . You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 2)*	$49.10	0.87%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized

Expenses Paid, Amount	$ 49.1	[1]
Expense Ratio, Percent	0.87%	[1],[2]
Net Assets	$ 2,154,000,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 7,200,000
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,154M
Total number of portfolio holdings	55
Total net advisory fee paid	$7.2M
Portfolio turnover rate during the reporting period	72%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets
as of the end of the period.
Top Industries
Internet	24.1%
Semiconductors	22.2%
Computers	15.2%
Software	7.7%
Pharmaceuticals	6.0%
Healthcare-Products	3.9%
Entertainment	2.2%
Telecommunications	2.2%
Diversified Financial Services	2.1%
Leisure Time	1.8%
Media	1.6%
Apparel	1.2%
Cosmetics/Personal Care	1.2%
Miscellaneous Manufacturing	1.2%
Distribution/Wholesale	1.1%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
SA Wellington Capital Appreciation Portfolio - Class 1
Shareholder Report [Line Items]
Fund Name	SA Wellington CapitalAppreciation Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus . You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 1)*	$40.65	0.72%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized

Expenses Paid, Amount	$ 40.65	[1]
Expense Ratio, Percent	0.72%	[1],[2]
Net Assets	$ 2,154,000,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 7,200,000
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,154M
Total number of portfolio holdings	55
Total net advisory fee paid	$7.2M
Portfolio turnover rate during the reporting period	72%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets
as of the end of the period.
Top Industries
Internet	24.1%
Semiconductors	22.2%
Computers	15.2%
Software	7.7%
Pharmaceuticals	6.0%
Healthcare-Products	3.9%
Entertainment	2.2%
Telecommunications	2.2%
Diversified Financial Services	2.1%
Leisure Time	1.8%
Media	1.6%
Apparel	1.2%
Cosmetics/Personal Care	1.2%
Miscellaneous Manufacturing	1.2%
Distribution/Wholesale	1.1%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.

[1]	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
[2]	Annualized